Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commissions on Charter Hire Agreements [Member]
Fees charged		$ 511	$ 487	$ 358
Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Fees charged		511	487	358
Central Mare [Member]
Fees charged		2,366	2,375	1,577
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Fees charged		2,400	2,400	1,530
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Fees charged	[1]	(34)	(25)	47
Central Shipping Monaco SAM [Member]
Fees charged		8,901	5,605	2,598
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged		101	34	118
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Fees charged		2,455	2,242	1,598
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged		63	31	43
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged		101	22	67
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Fees charged		187	136	104
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Fees charged		233	183	179
Central Shipping Monaco SAM [Member] | Financing Fees [Member] | Deferred Charges [Member]
Fees charged		139	139	131
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Vessels, Net [Member]
Fees charged		3,861	1,081
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Fees charged		511	487	358
Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Fees charged		$ 1,250	$ 1,250

[1]	As per the Company’s equity incentive plan, or the 2015 plan, (see Note 12), the Company incurred an amortization expense/(gain) of $47, $(25) and $(34) relating to shares vesting to Central Mare’s nominee, Tankers Family on June 30, 2016, 2017 and 2018 respectively.